Convertible Preferred Shares - Disclosure of Preferred Shares Issued Pursuant to Subscription Agreement (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 29, 2023	Dec. 31, 2024
Series A One Preferred Stock [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	94,658	1,320,576
Subscription price total	$ 6,000	$ 6,000
Series A One Preferred Stock [Member] | July 26, 2016 to July 28, 2016 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	63,105	880,384
Subscription price per share	$ 63.3798	$ 4.543
Subscription price total	$ 4,000	$ 4,000
Series A One Preferred Stock [Member] | January 31, 2019 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	31,553	440,192
Subscription price per share	$ 63.3798	$ 4.543
Subscription price total	$ 2,000	$ 2,000
Series A Two Preferred Stock [Member] | July 21, 2017 to July 25, 2017 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	52,592	733,712
Subscription price per share	$ 71.304	$ 5.111
Subscription price total	$ 3,750	$ 3,750
Series B Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	213,140	2,973,530
Subscription price total	$ 99,000	$ 99,000
Series B Preferred Shares [Member] | September 19, 2018 to December 27, 2018 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	186,874	2,607,096
Subscription price per share	$ 464.4317	$ 33.29
Subscription price total	$ 86,800	$ 86,800
Series B Preferred Shares [Member] | January 8, 2019 to March 25, 2019 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	26,266	366,434
Subscription price per share	$ 464.4317	$ 33.29
Subscription price total	$ 12,200	$ 12,200
Series C Preferred Shares [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	183,821	2,564,500
Subscription price total	$ 124,250	$ 124,250
Series C Preferred Shares [Member] | September 10, 2020 to September 30, 2020 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	101,564	1,416,925
Subscription price per share	$ 675.9302	$ 48.45
Subscription price total	$ 68,650	$ 68,650
Series C Preferred Shares [Member] | October 5, 2020 to November 5, 2020 [Member]
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Total number of Preferred Shares issue	82,257	1,147,575
Subscription price per share	$ 675.9302	$ 48.45
Subscription price total	$ 55,600	$ 55,600